Aberdeen Asia-Pacific (ex-Japan) Equity Fund

(the “Fund”)

Incorporated herein by reference is the revised version of the Fund’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 1, 2013 (SEC Accession No. 0001104659-13-016496).